Other Assets (Tables)	12 Months Ended
Dec. 31, 2014
Other Assets [Abstract]
Schedule Of Other Assets

	2014	2013
Inventory	$315,532	$-
Debt issuance costs	203,965	148,315
Notes receivable	135,154	75,788
Other receivables	75,819	27,223
Investments (Note 11)	115,554	112,380
Derivative assets (Note 12)	24,549	32,673
Lease incentives	116,061	-
Other tangible fixed assets	21,028	2,427
Straight-line rents, prepaid expenses and other	39,430	6,057
	$1,047,092	$404,863